DISPOSITIONS, DROP DOWN TRANSACTIONS AND RESTRUCTURING - Tioga Midstream Disposition (Details) - Tioga Midstream, LLC - Disposal, not discontinued operations - Purchase and Sale Agreement
$ in Millions
1 Months Ended
	Mar. 22, 2019 USD ($)	Feb. 28, 2019 USD ($) Agreement
Business Acquisition [Line Items]
Number of purchase and sale agreements | Agreement		2
Cash purchase price of disposals		$ 90.0
Gain on sale of business	$ 0.9